ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

October 3, 2019	John T. Jessee, Jr. T +1 617 235 4119 john.jessee@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust II

File Nos. 002-80751; 811-03618

Ladies and Gentlemen:

            On behalf of Brighthouse Funds Trust II (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on September 17, 2019 under Rule 497(e) (SEC Accession No. 0001193125-19-246476), to the Prospectus for MFS® Total Return Portfolio, dated April 29, 2019, as supplemented.

            The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

            If you have any questions concerning this filing, please call me at (617) 235-4119.

Sincerely,

/s/ John T. Jessee Jr.
John T. Jessee Jr.